Borrowings (Details) (USD $) In Millions, unless otherwise specified	Dec. 29, 2013		Dec. 30, 2012
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities	$ 13,328		$ 11,489
Debt Instrument, Interest Rate, Effective Percentage	4.00%	[1]	4.14%	[1]
0.70% Notes due 2013
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities	0		500
Debt Instrument, Interest Rate, Effective Percentage	0.00%		0.75%
3.80% Debentures due 2013
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities	0		500
Debt Instrument, Interest Rate, Effective Percentage	0.00%		3.82%
3 month LIBOR0% FRN due 2013
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities	0		500
Debt Instrument, Interest Rate, Effective Percentage	0.00%		0.31%
3 month LIBOR0.09% FRN due 2014
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities	750		750
Debt Instrument, Interest Rate, Effective Percentage	0.33%		0.40%
1.20% Notes due 2014
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities	999		999
Debt Instrument, Interest Rate, Effective Percentage	1.24%		1.24%
2.15% Notes due 2016
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities	898		898
Debt Instrument, Interest Rate, Effective Percentage	2.22%		2.22%
3 month LIBOR0.07% FRN due 2016
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities	800		0
Debt Instrument, Interest Rate, Effective Percentage	0.31%		0.00%
0.70% Notes due 2016
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities	397		0
Debt Instrument, Interest Rate, Effective Percentage	0.74%		0.00%
5.55% Debentures due 2017
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities	1,000		1,000
Debt Instrument, Interest Rate, Effective Percentage	5.55%		5.55%
5.15% Debentures due 2018
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities	898		898
Debt Instrument, Interest Rate, Effective Percentage	5.15%		5.15%
1.65% Notes due 2018
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities	589		0
Debt Instrument, Interest Rate, Effective Percentage	1.70%		0.00%
4.75% Notes due 2019 (1B Euro 1.3683) (2)/ (1B Euro 1.3275) (3)
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities	1,363	[2]	1,321	[3]
Debt Instrument, Interest Rate, Effective Percentage	5.83%		5.83%
3% Zero Coupon Convertible Subordinated Debentures due 2020
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities	179		205
Debt Instrument, Interest Rate, Effective Percentage	3.00%		3.00%
2.95% Debentures due 2020
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities	542		542
Debt Instrument, Interest Rate, Effective Percentage	3.15%		3.15%
3.55% Notes due 2021
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities	446		446
Debt Instrument, Interest Rate, Effective Percentage	3.67%		3.67%
6.73% Debentures due 2023
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities	250		250
Debt Instrument, Interest Rate, Effective Percentage	6.73%		6.73%
3.375% Notes due 2023
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities	550		0
Debt Instrument, Interest Rate, Effective Percentage	3.38%		0.00%
5.50% Notes due 2024 (500MM GBP 1.6414)(2)/(500MM GBP 1.6169) (3)
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities	816	[2]	803	[3]
Debt Instrument, Interest Rate, Effective Percentage	6.75%		6.75%
6.95% Notes due 2029
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities	296		296
Debt Instrument, Interest Rate, Effective Percentage	7.14%		7.14%
4.95% Debentures due 2033
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities	500		500
Debt Instrument, Interest Rate, Effective Percentage	4.95%		4.95%
4.375% Notes due 2033
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities	646		0
Debt Instrument, Interest Rate, Effective Percentage	4.42%		0.00%
5.95% Notes due 2037
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities	995		995
Debt Instrument, Interest Rate, Effective Percentage	5.99%		5.99%
5.85% Debentures due 2038
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities	700		700
Debt Instrument, Interest Rate, Effective Percentage	5.86%		5.86%
4.50% Debentures due 2040
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities	539		539
Debt Instrument, Interest Rate, Effective Percentage	4.63%		4.63%
4.85% Notes due 2041
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities	298		298
Debt Instrument, Interest Rate, Effective Percentage	4.89%		4.89%
4.50% Notes due 2043
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities	499		0
Debt Instrument, Interest Rate, Effective Percentage	4.52%		0.00%
Other
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities	147		61
Debt Instrument, Interest Rate, Effective Percentage	0.00%		0.00%
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities	13,328		11,489
Long-term Debt, Current Maturities	1,769		1,512
Long-term Debt	$ 15,097	[4]	$ 13,001	[4]

[1]	Weighted average effective rate.
[2]	Translation rate at December 29, 2013.
[3]	Translation rate at December 30, 2012.
[4]	The excess of the fair value over the carrying value of debt was $1.4 billion in 2013 and $2.2 billion in 2012.